Derivative financial instruments (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Maritime Freight Hiring Protection Program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	$ 0	$ 0
Maritime Freight Hiring Protection Program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Maritime Freight Hiring Protection Program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Maritime Freight Hiring Protection Program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	2
Nickel Strategic Program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Nickel Strategic Program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Nickel Strategic Program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Nickel Strategic Program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	15
Nickel Fixed price program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	16	13
Nickel Fixed price program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Nickel Fixed price program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Nickel Fixed price program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	3	12
Aluminium [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Aluminium [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Aluminium [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Aluminium [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Bunker Oil [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	40	16
Bunker Oil [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Bunker Oil [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Bunker Oil [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0
Foreign Exchange Cash Flow Hedge [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	46	20
Foreign Exchange Cash Flow Hedge [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Foreign Exchange Cash Flow Hedge [Member] | Long-term Liabilities [Member]
Derivative Assets
Derivatives designated as hedge, Assets		0
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Foreign Exchange Cash Flow Hedge [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Aluminum [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Aluminum [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Aluminum [Member] | Long-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Aluminum [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Bunker Oil Hedge [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities		0
Bunker Oil Hedge [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities		0
Coal [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Coal [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Coal [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Coal [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	2
Strategic Nickel [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Strategic Nickel [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Strategic Nickel [Member] | Long-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	61	53
Strategic Nickel [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
CDI & TJLP vs. USD fixed and floating [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
CDI & TJLP vs. USD fixed and floating [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	431
CDI & TJLP vs. USD fixed and floating [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		300
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
CDI & TJLP vs. USD fixed and floating [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
USD floating rate vs. fixed USD rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
USD floating rate vs. fixed USD rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
USD floating rate vs. fixed USD rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
USD floating rate vs. fixed USD rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	3	4
EURO floating rate vs. USD floating rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	1	1
EURO floating rate vs. USD floating rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
EURO floating rate vs. USD floating rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
EURO floating rate vs. USD floating rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
AUD floating rate vs. fixed USD rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	2
AUD floating rate vs. fixed USD rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
AUD floating rate vs. fixed USD rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
AUD floating rate vs. fixed USD rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
EuroBond Swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
EuroBond Swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	34	0
EuroBond Swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	8
EuroBond Swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Pre Dollar Swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Pre Dollar Swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	3	1
Pre Dollar Swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Pre Dollar Swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	46	20
Total	103	52
Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	1	3
Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	56	29
Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Total	468
Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	468
Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Long-term Liabilities [Member]
Derivative Assets
Derivatives designated as hedge, Assets		0
Total		301
Derivative Liabilities
Derivatives designated as hedge, Liabilities	61	53
Total	61	61
Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		301
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	8
Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Total	6	35
Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	3	4
Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	$ 3	$ 31